SHELTON GREATER CHINA FUND
SHELTON GREATER CHINA FUND Ticker Symbol: SGCFX
Investment Objective
The Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	SHELTON GREATER CHINA FUND SHELTON GREATER CHINA FUND Shares
Shareholder Fees (fee paid directly from your investment)	2.00%
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SHELTON GREATER CHINA FUND SHELTON GREATER CHINA FUND Shares
Management fees	1.25%
Distribution (12b-1) fees	none
Other expenses	1.37%
Total Annual Fund Operating Expense	2.62%
Fee Waiver and/or Expense Reimbursement	(0.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.98%
[1]	The Fund's Advisor, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.98% until May 1, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
SHELTON GREATER CHINA FUND | SHELTON GREATER CHINA FUND Shares | USD ($)	201	754	1,333	2,907

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund's seeks to achieve its investment objective by investing primarily in companies that (i) are domiciled in, or traded on exchanges located in, the Greater China region, specifically Taiwan, Hong Kong, Singapore and the People's Republic of China or (ii) have derived or are expected to derive in the company's current fiscal year (measured as of the time of original investment) a significant portion (at least 50%) of their revenues by exporting to or importing from, trading with, or operating in, mainland China. A company meeting the requirements of either items (i) or (ii) of the previous sentence is defined as a "Greater China company." Under normal circumstances, the Fund will invest at least 80% of the Fund's net assets in the common and preferred stocks of Greater China companies. Net assets would typically include borrowings for investment purposes; however, the Fund has no present intent to borrow.

A company is considered to be domiciled in, or traded on exchanges located in, a country if it (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country, or (iii) has the primary trading markets for its securities in that country, or (iv) is controlled by a governmental entity or agency, instrumentality or a political subdivision of that country.

The Advisor implements its investment strategy by first using a proprietary "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

•	Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

•	Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

•	Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

•	Maturity: Companies characterized as earning a small positive spread above the cost of capital.

•	Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management). The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Principal Risks

An investment in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment or you may lose all or part of it. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided 60 days' prior written notice of any change to the Fund's investment objective. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks:

Currency Risk. There is the risk that the value of one or more of the foreign currencies in which the Fund's investments are denominated (these are anticipated to be: the US dollar, the Renminbi, the Hong Kong dollar, the New Taiwan dollar and the Singapore dollar) will increase or decrease against the value of the U.S. dollar, which will affect the value of the Fund's share price. The value of a foreign investment may decline in U.S. dollar terms because of the changing value of a currency. This is referred to as that currency weakening against the U.S. dollar. While the Fund may hedge currency risks, the Advisor does not anticipate doing so at this time. Therefore, you should carefully consider the risk of currency devaluations and fluctuations and the effect these may have on the Fund in determining whether to invest in the Fund. Additionally, countries in the Greater China region may utilize formal or informal currency-exchange controls or "capital controls." Capital controls could impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Currency Hedging Risk. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative used to hedge currency risk and its reference asset, and there can be no assurance that a Fund's hedging transactions will be effective.

Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably. In addition, a Fund's currency exposure may not be fully-hedged at all times. A Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund's portfolio.

Emerging Markets. Certain countries of the Greater China region are considered emerging markets. Securities of companies located or invested in emerging markets may be more volatile than the securities of domestic issuers or the securities of foreign issuers located or invested in developed markets. The countries in which emerging markets are located often have less mature economies and government institutions. The economies of emerging markets are often heavily dependent on international trade, which may cause them to be adversely affected by trade barriers, foreign exchange controls and other protectionist measures implemented by foreign governments. Investments in emerging markets may be adversely affected by economic, political and social unrest, and are exposed to special risks, including expropriation, nationalization, confiscation, repatriation of invested capital, the imposition of investment restrictions and the lack of hedging positions. The securities and real estate markets of some emerging market countries have experienced substantial market disruptions and may do so in the future.

Equity Risk. The Fund's shares will be sensitive to the fluctuation of the stock prices for companies in which it invests. The value of equity investments tends to rise and fall more rapidly than other investments such as fixed income and money market instruments and the net result would be more volatility. Additionally, because the Fund's strategy is to invest a significant portion of its net assets in the common stocks of Greater China companies, there is a risk that an issuer that is treated as an eligible portfolio company because it is expected to derive a significant portion of its revenues from exports to or operations in mainland China may not actually derive a significant portion of its revenues from Chinese exports or operations. As a result, the Fund's portfolio may not be as closely linked to the Chinese economy.

Greater China Market Risk. The securities markets of the Greater China region are not as large as the U.S. securities markets and have substantially less trading volume, which may result in a lack of liquidity and high price volatility relative to the U.S. securities markets.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Political, Social and Economic Risk. Investments in the Greater China region involve certain risks and special considerations not typically associated with investments in the United States, such as greater government control over the economy, political and legal uncertainty and the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. The value of the Fund's assets may be adversely affected by these political, economic, social and religious instabilities, as well as inadequate investor protection, changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region), international relations with other nations, natural disasters, medical emergencies, corruption and military activity. The Greater China region, and particularly China, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many countries in the Greater China region differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain countries in the Greater China region are highly dependent upon and may be affected by developments in the United States, Europe and other economies in the Greater China region.

Reporting Standards Risk. Accounting, auditing and financial reporting standards and requirements in the securities markets of the Greater China region differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Best Quarter: 26.02% (Q3, 2009)

Worst Quarter: -27.15% (Q4, 2008)

Year to date performance as of 12/31/17: 34.85%

Date of inception: 5/12/1989

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/17)
Average Annual Total Returns - SHELTON GREATER CHINA FUND	1 Year	5 Years	10 Years
SHELTON GREATER CHINA FUND Shares	34.85%	7.20%	2.31%
SHELTON GREATER CHINA FUND Shares | After Taxes on Distributions	33.58%	6.21%	1.84%
SHELTON GREATER CHINA FUND Shares | After Taxes on Distributions and Sales	19.69%	5.11%	1.55%
MSCI Golden Dragon Index (net of foreign withholding taxes)	30.15%	10.84%	6.17%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.